Related Party Transactions and Balances - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ying Tian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	$ 5,195,629	$ 2,726,628
Repayment	[1]	(6,209,512)	(905,630)
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Borrowings		1,307,826
Repayment		(2,500)
Li Bo [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	904,348
Repayment	[1]
Teng Xin [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	598,261	2,012,728
Repayment	[1]	(796,912)	(2,086,191)
Youshan [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	505,043	532,262
Repayment	[1]	(747,130)	(532,262)
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	486,957		1,381,583
Repayment	[1]	(473,043)	(932,832)	(82,760)
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	55,850	70,792
Repayment	[1]	(407,845)	(70,792)	(2,277,315)
Skinist Global [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	134,852	2,843,804	1,946,553
Repayment	[1]	(194,590)	(2,843,804)	(1,829,804)
Zhi Mei Si [Member]
Related Party Transaction [Line Items]
Borrowings		7,708
Repayment		(4,500)
Yuan Cheng [Member]
Related Party Transaction [Line Items]
Borrowings				98,857
Repayment				(98,857)
Shi Lin [Member]
Related Party Transaction [Line Items]
Borrowings			451,658	371,421
Repayment			(1,708,888)	(2,283,258)
Jian Tong [Member]
Related Party Transaction [Line Items]
Borrowings	[1]			151,515
Repayment	[1]		(2,935,253)
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	9,196,474	8,637,872	3,949,929
Repayment	[1]	$ (8,836,032)	$ (12,015,652)	$ (6,571,994)

[1]	During the years ended December 31, 2025, 2024 and 2023, the Company borrowed $9,196,474, $8,637,872 and $3,949,929 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.